Accrued Expenses and Other Current Liabilties	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Accrued Expenses and Other Current Liabilties

9. Accrued Expenses and Other Current Liabilities

At December 31, 2014 and 2013, accrued expenses and other current liabilities consisted of the following:

	2014	2013
Accrued salaries, wages and incentive plan compensations	$647,627	$542,230
Unapplied cash and receivable credits	333,858	302,337
Accrued self-insurance	238,036	201,346
Accrued operating expenses	139,652	102,914
Accrued interest	119,886	122,166
Withholding tax and VAT	91,839	93,407
Derivative financial instruments	53,804	25,701
Accrued variable payments outstanding for acquisition	32,984	18,200
Special charge for legal matters	-	115,000
Other	539,559	489,232
Total accrued expenses and other current liabilities	$2,197,245	$2,012,533

In 2001, the Company recorded a $258,159 special charge to address legal matters relating to transactions pursuant to the Agreement and Plan of Reorganization dated at February 4, 1996 by and between W.R. Grace & Co. and Fresenius SE, estimated liabilities and legal expenses arising in connection with the W.R. Grace & Co. Chapter 11 proceedings (the “Grace Chapter 11 Proceedings”) and the cost of resolving pending litigation and other disputes with certain commercial insurers. During the second quarter of 2003, the court supervising the Grace Chapter 11 Proceedings approved a definitive settlement whereby the Company agreed to pay $115,000. On February 3, 2014, the Company paid $115,000 which had been previously accrued. All matters related to the recorded charge have now been resolved.

The item “Other” in the table above includes accruals for legal and compliance costs, physician compensation, commissions, short-term portion of pension liabilities, bonuses and rebates and accrued rents